SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2022
Basis of Presentation and Principals of Consolidation
Basis of Presentation and Principals of Consolidation
The accompanying consolidated financial statements are presented in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The consolidated financial statements include the accounts of Nogin, Inc. (“Nogin” or “Company”) consolidated with the accounts of all its subsidiaries and affiliates in which Nogin holds controlling financial interests as of the financial statement date.

Emerging Growth Company
Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.

Liquidity and Capital Resources
Liquidity and Capital Resources
Our primary requirements for short-term liquidity and capital are working capital, inventory management, capital expenditures, public company costs and general corporate needs. We expect these needs to continue as we develop and grow our business. Our future capital requirements will depend on many factors, including our levels of revenue, the expansion of sales and marketing activities, successful customer acquisitions, the results of business initiatives, the timing of new product introductions and overall economic conditions.
Prior to the Business Combination, the Company’s available liquidity and operations were financed through equity contributions, a line of credit, promissory notes and cash flow from operations. Moving forward, the Company expects to fund operations through equity contributions and cash flow from operations.
Because we are in the growth stage of our business and operate in an emerging field of technology, we expect to continue to invest in research and development and expand our sales and marketing teams worldwide. We are likely to require additional capital to respond to technological advancements, competitive dynamics or technologies, customer demands, business opportunities, challenges, acquisitions or unforeseen circumstances and in either the short-term or long-term may determine to engage in equity or debt financings or enter into credit facilities for other reasons. If we are unable to obtain adequate financing or financing on terms satisfactory to us, when we require it, our ability to continue to grow or support our business and to respond to business challenges could be significantly limited.
The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern. However, the Company has sustained recurring losses and negative cash flows from operations. As of December 31, 2022, the Company has an accumulated deficit of $82.3 million, negative working capital, and a cash balance of $15.4 million, which consists of amounts held as bank deposits.
These factors and other uncertainties, including compliance with the covenants included in the Indenture governing our Convertible Notes, raise substantial doubt about our ability to continue as a going concern for at least twelve months from the date that these consolidated financial statements were issued. We are currently executing on various strategies to improve available cash balances, liquidity and cash generated from operations to alleviate these conditions, including a comprehensive cost reduction and performance improvement program, reduced headcount and elimination of certain discretionary and general and administrative expenses. We are also in the process of alleviating the inventory supply chain challenges that began in 2021, leading to lower revenue and cash flows, and are taking steps to improve the operational efficiency of our fulfillment center. Further, we expect to seek additional funds through potential securities financings. However, our failure to obtain financing as and when needed could have significant negative consequences for our business, financial condition and results of operations. Our future capital requirements and the adequacy of available funds will depend on many factors, many of which are beyond our control.
COVID-19 Pandemic
COVID-19
Pandemic
In March 2020, the World Health Organization declared the
COVID-19
outbreak a pandemic. The worldwide spread of
COVID-19
and its variants resulted in a global slowdown of economic activity which altered the demand for a broad variety of goods and services, including those provided by our clients, while also disrupting sales channels and advertising and marketing activities until economic activity normalized. Our revenue growth and results of operations have been resilient despite the headwinds created by the
COVID-19
pandemic and its variants. The extent to which ongoing and future developments related to the global impact of the
COVID-19
pandemic and related vaccination measures designed to curb its spread continue to impact our business, financial condition, and results of operations, all of which cannot be predicted with certainty. Many of these ongoing and future developments are beyond our control, including the speed of contagion, the development, distribution and implementation of effective preventative or treatment measures, including vaccines (and vaccination rates), the scope of governmental and other restrictions on travel, discretionary services and other activity, and the public reactions and receptiveness to these developments.
The impacts of the
COVID-19
pandemic and its variants will depend on future developments, including the duration and spread of the pandemic. These developments and the impacts of the
COVID-19
pandemic on the financial markets and overall economy are highly uncertain and cannot be predicted.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the reported amounts of revenue and expenses during the reporting period. The Company prepared these estimates based on the most current and best available information, but actual results could differ materially from these estimates and assumptions. Significant estimates and assumptions reflected in the financial statements include, but are not limited to, the allowance for credit losses and revenue recognition, including variable consideration for estimated reserves for returns and other allowances, forecasts and other assumptions used in valuations. Management bases its estimates on historical experience and on assumptions that it believes to be reasonable under the circumstances, the results of which form the basis for making judgements about the carrying value of assets and liabilities that are not readily apparent from other sources.

Cash	Cash Cash consists of cash in bank deposits.
Restricted Cash
Restricted Cash
Restricted cash represents cash held as collateral for the Company’s purchases of certain inventory under one of the Company’s master services agreements. The collateral provides the Company with increased credit in order to purchase certain inventory. The funds can be released and available for use by the Company when it is determined the Company no longer needs the additional credit and can subsequently request for the funds to be released. The funds were released to the Company during fiscal year 2022.

Accounts Receivable, Net
Accounts Receivable, Net
Accounts receivable are recorded at the invoiced amount, do not bear interest, and primarily represent receivables from consumers and credit card receivables from merchant processors, after performance obligations have been fulfilled.
The Company maintains an allowance for credit losses, as deemed necessary, for estimated losses inherent in its accounts receivable portfolio. In estimating this reserve, management considers historical losses adjusted to take into account current market conditions and customers’ financial condition, the amount of receivables in dispute, and the current receivables aging and current payment patterns. The Company does not have any customers with off-balance-sheet
credit exposure. The Company writes off accounts receivable balances once the receivables are no longer deemed collectible.
The reserve for credit losses as of December 31, 2022 and 2021, consisted of the following (in thousands):

	December 31, 2022	December 31, 2021
Balance at beginning of period	$406	$428
Additions to allowance for credit losses	228	433
Cash receipts	(126)	—
Write offs	(83)	(455)

Balance at end of period	$425	$406

Inventory
Inventory
Inventory is stated at the lower of cost or net realizable value and consists entirely of finished goods purchased for resale. Cost is determined using the first-in,
first-out
(“FIFO”) method or weighted average cost depending on product brand. Adjustments are made, if necessary, to reduce excess or obsolete inventory to their net realizable value. These estimates are based on management’s judgment about future demand and market conditions. Once established, these adjustments are considered permanent and are not revised until the related inventory is sold or disposed.
The Company maintains a reserve for returns, which is included within inventory on the consolidated balance sheets with changes to the reserve in cost of product revenue on the accompanying statement of operations. The reserve for returns was $535 thousand as of December 31, 2022 and $532 thousand as of December 31, 2021 on the consolidated balance sheet.

Concentration of Credit Risk
Concentration of Risks
Credit Risk
Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash, restricted cash and accounts receivables. The Company maintains cash balances at financial institutions. Amounts on deposit at these institutions are secured by the Federal Deposit Insurance Corporation (“FDIC”). At various times, the Company has had bank deposits in excess of the FDIC’s insurance limit. The Company has not experienced any losses in its cash accounts to date. Management believes that the Company is not exposed to any significant credit risk with respect to its cash.
The Company performs ongoing credit evaluations of its customers and generally does not require collateral. As of December 31, 2022, receivables from two customers amounted to $0.8 million (or 44% of accounts receivable) and $0.2 million (or 9% of accounts receivable). As of December 31, 2021, receivables from two customers amounted to $1.1 million (or 15% of accounts receivable) and $5.4 million (or 73% of accounts receivable).
Major Customers
For the twelve months ended December 31, 2022, revenue from three customers amounted to $27.5 million (or 29% of total revenue), $15.0 million (or 16% of total revenue), and $8.5 million (or 9% of total revenue). For the twelve months ended December 31, 2021, revenue from three customer amounted to $30.4 million (or 30% of total revenue), $22.2 million (or 22% of total revenue), and $9.9 million (or 10% of total revenue).
Major Suppliers
For the twelve months ended December 31, 2022, three vendors accounted for $10.2 million (or 12% of total operating expense purchases), $10.1 million (or 11% of total operating expense purchases) and $8.2 million (or 9% of total operating expense purchases). For the twelve months ended December 31, 2021, three vendors accounted for $9.5 million (or 17% of total operating expense purchases), $6.4 million (or 12% of total operating expense purchases) and $5.8 million (or 11% of total operating expense purchases).

Property and Equipment
Property and Equipment
Property and equipment are recorded at cost and depreciated using the straight-line method over the estimated useful lives of the assets. Maintenance and repairs are charged to expense as incurred. Renewals and improvements of a major nature that extend the life of the asset are capitalized. At the time of retirement or other disposition of property and equipment, the cost and accumulated depreciation or amortization are removed from the accounts and any resulting gains or losses are reflected in the accompanying statement of operations.

Estimated Useful Life (Years)
Furniture and fixtures	5
Computer equipment and software	3 to 7
Leasehold improvements	Lesser of economic useful life (typically 10 years) or original lease term
The Company evaluates the carrying value of property and equipment for impairment whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable. An asset is considered to be impaired when the forecasted undiscounted cash flows of an asset group are estimated to be less than its carrying value. The amount of impairment recognized is the difference between the carrying value of the asset group and its fair value. Fair value estimates are based on assumptions concerning the amount and timing of forecasted future cash flows. Indicators of impairment could include, among other factors, significant changes in the business environment, the planned closure of a facility, or deteriorations in operating cash flows. Considerable management judgment is necessary to evaluate the impact of operating changes and to estimate future cash flows.

Right-of-use Assets and Lease Liabilities
Right-of-use
Assets and Lease Liabilities
On January 1, 2022, the Company adopted Accounting Standards Update (“ASU”)
2016-02
and all subsequent amendments, collectively codified in ASC Topic 842, “Leases” (“ASC 842”), using the current period adjustment method. Accordingly, comparative period financial information was not restated for the effects of adopting ASC 842.

The significant practical expedients we adopted include the following:

•	We elected the practical expedient to apply the transition approach as of the beginning of the period of adoption and not restate comparative periods;

•
We elected to utilize the “package of three” expedients, as defined in ASC 842, whereby we did not reassess whether contracts existing prior to the effective date contain leases, nor did we reassess lease classification determinations nor whether initial direct costs qualify for capitalization;

•	We elected the practical expedient to not capitalize any leases with initial terms of twelve months or less on our consolidated balance sheet;

•	For all underlying classes of leased assets, we elected the practical expedient to not separate lease and non-lease components; and

•	We elected not to use hindsight in determining the lease term for lease contracts that have historically been renewed or amended.
As of the date of adoption on January 1, 2022, the impact of ASC 842 resulted in the recognition of a right-of-use
asset (“ROU asset”) and lease liability for our operating leases on our consolidated balance sheets of approximately $13.0 million and $15.1 million, respectively.
Lease liabilities were recognized based on the present value of remaining lease payments over the remaining lease term. ROU assets were recognized utilizing the lease liability as of January 1, 2022 adjusted for deferred rent recorded as under ASC 840 operating lease related balances. As the Company’s operating lease agreements do not provide a rate implicit in the lease, we discounted the remaining lease payments using an estimated incremental borrowing rate, which was based on the information available at the adoption date. Operating lease cost is recognized on a straight-line basis over the lease term. Variable lease costs such as common area costs and other operating costs are expensed as incurred. Leases with an initial term of 12 months or less are not recorded on the balance sheet. The adoption of this new guidance did not have a material net impact on the Company’s consolidated statements of operations or consolidated statements of cash flows.
Our operating leases primarily consist of office space, distribution centers and equipment used within our operations. Most of the leases have lease terms ranging from three to eight years, although the terms and conditions of our leases can vary significantly from lease to lease.

Long-lived Assets
Long-lived Assets
The Company reviews long-lived assets with finite lives for impairment upon the occurrence of certain events or circumstances that indicate the related amounts may be impaired. Assets to be disposed of are reported at the lower of the carrying amount or fair value less cost to sell. The Company reviews long-lived assets to be held-and-used
for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. An asset is considered to be impaired if the sum of the undiscounted expected future cash flows over the remaining useful life of a long-lived asset group is less than its carrying amount. An impairment loss is measured as the amount by which the carrying amount of the asset group exceeds the fair value of the asset. The Company estimates fair value using the expected future cash flows discounted at a rate comparable with the risks associated with the recovery of the asset. The Company amortizes intangible assets on a straight-line basis or on a basis consistent with the pattern in which the economic benefits are realized. Based on its analysis, the Company determined that as of December 31, 2022 and 2021, there was no impairment of long-lived assets. There can be no assurance, however, that market conditions will not change or demand for the Company’s services will continue which could result in impairment related to the Company’s long-lived assets.

Goodwill
Goodwill
The Company evaluates goodwill for impairment annually or more frequently when an event occurs or circumstances change that indicate the carrying value may not be recoverable. The Company may elect to utilize a qualitative assessment to evaluate whether it is more likely than not that the fair value of an asset is less than its carrying value and if so, the Company will perform a quantitative test. The Company compared the carrying value of the indefinite-lived asset to its estimated fair value and if the fair value is determined to be less than the carrying value, the Company will recognize an impairment for the difference. There was no impairment recorded at December 31, 2022.

Investment in Unconsolidated Affiliates
Investment in Unconsolidated Affiliates
Investments for which the Company can exercise significant influence but does not have control are accounted for under the equity method unless the Company elects the fair value option of accounting. During fiscal year 2022, the Company had two joint ventures, ModCloth Partners LLC (“ModCloth”) and IPCO Holdings, LLC (“IPCO”), both of which the Company owns 50% and has elected the fair value option of accounting. Changes in the fair value of the joint ventures, which are inclusive of equity in income, are recorded as changes in fair value of unconsolidated affiliates in the consolidated statements of operations during the periods such changes occur. Modcloth’s remaining 50% interest was acquired in a step-acquisition on December 1, 2022 by the Company.
The joint ventures were determined to be variable interest entities as the equity investment at risk is not sufficient to permit the joint ventures to finance its activities without additional subordinated financial support. The Company has determined that it is not the primary beneficiary as the Company does not have the ability to direct the most significant activities of the joint ventures. The Company’s maximum exposure to loss as a result of its investments in the joint ventures is equal to its carrying value of the investment, assuming no future capital funding requirements. The Company has recorded its 50% equity interest in the joint ventures as investments in unconsolidated affiliates under the fair value option of accounting due to its significant influence.

Warrants
Warrants
The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in FASB ASC 480 and ASC Topic 815, “Derivatives and Hedging” (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own shares of common stock, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding. For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in
capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter until settlement. Changes in the estimated fair value of the warrants are recognized as a non-cash
gain or loss on the consolidated statements of operations.

Income Taxes
Income Taxes
The Company is subject to federal and state corporate income taxes on its taxable income. The Company accounts for income taxes using the asset and liability method on a legal entity and jurisdictional basis, under which the Company recognizes the amount of taxes payable or refundable for the current year and deferred tax assets and liabilities for the future tax consequences of events that have been recognized in the Company’s financial statements or tax returns. The Company’s calculation relies on several factors, including pre-tax
earnings, differences between tax laws and accounting rules, statutory tax rates, tax credits, uncertain tax positions, and valuation allowances. The Company uses judgment and estimates in evaluating its tax positions. Valuation allowances are established when, in the Company’s judgment, it is more likely than not that the Company’s deferred tax assets will not be realized based on all available evidence. Deferred income taxes are provided on a liability method whereby deferred income tax assets are recognized for deductible temporary differences and tax credit carryforwards and deferred income tax liabilities are recognized for taxable temporary differences. Deferred income tax assets, when applicable, are reduced by a valuation allowance when, in the opinion of management, it is probable that some portion or all of the deferred tax assets will not be realized. Deferred income tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.
The major component comprising deferred income tax assets and liabilities is net operating loss.
The guidance requires that the Company determine whether the benefits of tax positions are “more likely than not” of being sustained upon audit based on the technical merits of the tax position. For tax positions that are more likely than not of being sustained upon audit, the Company recognizes the largest amount of the benefit that is more likely than not of being sustained in the financial statements. For tax positions that are not more likely than not of being sustained upon audit, the Company does not recognize any portion of the benefit in the financial statements. Additionally, the interpretation provides guidance on derecognition, classification, interest and penalties, disclosures, and transition. As of December 31, 2022 and 2021, the Company had no accruals for potential losses related to uncertain tax positions. The Company is subject to routine audits by taxing jurisdictions. The Company’s tax returns are subject to examination by U.S. Federal, state and foreign taxing jurisdictions. The Company regularly assess the potential outcomes of these examinations and any future examinations for the current or prior years. The Company recognizes tax benefits from uncertain tax positions only if (based on the technical merits of the position) it is more likely than not that the tax positions will be sustained on examination by the tax authority. The Company adjusts these tax liabilities, including related interest and penalties, based on the current facts and circumstances. The Company reports tax-related
interest and penalties as a component of income tax expense. The Company’s December 31, 2018 and 2017 tax returns were audited by the IRS and cleared in 2022 without penalties.
The Company follows the asset and liability method of accounting for income taxes under ASC Topic 740, “Income Taxes” (ASC 740). Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.
ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2022. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since its inception.

Revenue Recognition
Revenue Recognition
Revenue is accounted for using FASB Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers.
In accordance with ASC Topic 606, the Company recognizes revenue when control of the promised goods or services is transferred to the Company’s customers, in an amount that reflects the consideration it expects to be entitled to in exchange for those goods or services. The Company determines revenue recognition through the following steps:

•	Identification of a contract with a customer,

•	Identification of the performance obligations in the contract,

•	Determination of the transaction price,

•	Allocation of the transaction price to the performance obligations in the contract, and

•	Recognition of revenue when or as the performance obligations are satisfied.
A performance obligation is a promise in a contract to transfer a distinct product. Performance obligations promised in a contract are identified based on the goods that will be transferred that are both capable of being distinct and are distinct in the context of the contract, whereby the transfer of the goods is separately identifiable from other promises in the contract. Performance obligations include establishing and maintaining customer online stores, providing access to the Company’s
e-commerce
platform, customer service support, photography services, warehousing, and fulfillment. Most of the contracts of the Company with customers contain multiple promises, which may result in multiple performance obligations, while others are combined into one performance obligation. For contracts with customers, the Company accounts for individual promises separately if they are distinct. The transaction price is allocated to the separate performance obligations on a relative standalone selling price basis. The Company determines the standalone selling prices based on its overall pricing objectives, taking into consideration market conditions and other factors.
The Company has concluded the sale of goods and related shipping and handling on behalf of our customers are accounted for as a single performance obligation, while the expenses incurred for actual shipping charges are included in cost of sales.
The Company’s revenue is mainly commission fees derived from contractually committed gross revenue processed by customers on the Company’s
e-commerce
platform. The Company is acting as an agent in these arrangements and customers do not have the contractual right to take possession of the Company’s software. Revenue is recognized in an amount that reflects the consideration that the Company expects to ultimately receive in exchange for those promised goods, net of expected discounts for sales promotions and customary allowances.
CaaS Revenue is recognized on a net basis from maintaining
e-commerce
platforms and online orders, as the Company is engaged primarily in an agency relationship with its customers and earns defined amounts based on the individual contractual terms for the customer and the Company does not take possession of the customers’ inventory or any credit risks relating to the products sold.
Variable consideration is included in revenue for potential product returns. The Company uses an estimate to constrain revenue for the expected variable consideration at each period end. The Company reviews and updates its estimates and related accruals of variable consideration each period based on the terms of the agreements, historical experience, and expected levels of returns. Any uncertainties in the ultimate resolution of variable consideration due to factors outside of the Company’s influence are typically resolved within a short timeframe therefore not requiring any additional constraint on the variable consideration. The estimated reserve for returns is included on the balance sheet in accrued expenses with changes to the reserve in revenue on the accompanying statement of operations.
The reserve for returns as of December 31, 2022 and 2021, consisted of the following (in thousands):

	December 31, 2022	December 31, 2021
Balance at beginning of period	$1,839	$598
Additions to reserve	2,069	1,559
Deductions from reserve	(2,494)	(318)

Balance at end of period	$1,414	$1,839

In most cases the Company acts as the merchant of record, resulting in a due to client liability (discussed below). However, in some instances, the Company may perform services without being the merchant of record in which case there is a receivable from the customer.
Payment terms and conditions are generally consistent for customers, including credit terms to customers ranging from seven days to 60 days, and the Company’s contracts do not include any significant financing component. The Company performs credit evaluations of customers and evaluates the need for allowances for potential credit losses based on historical experience, as well as current and expected general economic conditions.
Sales taxes collected from customers and remitted to governmental authorities are accounted for on a net basis and, therefore, are excluded from net revenue in the consolidated statements of operations.

Commerce as a Service
Commerce as a Service
As noted above, the Company’s main revenue stream is CaaS revenue in which it receives commission fees derived from contractually committed gross revenue processed by customers on the Company’s
e-commerce
platform. Consideration for online sales is collected directly from the end customer by the Company and amounts not owed to the Company are remitted to the customer. Revenue is recognized on a net basis from maintaining
e-commerce
platforms and online orders, as the Company is engaged in an agency relationship with its customers and earns defined amounts based on the individual contractual terms for the customer and the Company does not take possession of the customers’ inventory or any credit risks relating to the products sold.

Product sales
Product sales
Under certain licensee agreements, the Company is the owner of inventory and reseller of record. As a result, the Company is the principal in sales to end customers and records these revenues on a gross basis at a point in time.

Fulfillment services
Fulfillment services
Revenue for
business-to-business
(“B2B”) fulfillment services is recognized on a gross basis either at a point in time or over a point in time. For example, inbound and outbound services are recognized when the service is complete, while monthly storage services are recognized over the service period.

Marketing services
Marketing services
Revenue for marketing services is recognized on a gross basis as marketing services are complete. Performance obligations include providing marketing and program management such as procurement and implementation.

Shipping services	Shipping services Revenue for shipping services is recognized on a gross basis as shipments are completed and products are shipped to end customers.
Set up and implementation services
Set up and implementation services
The Company provides set up and implementation services for new clients. The revenue is recognized on a gross basis at the completion of the service, with the unearned amounts received for incomplete services recorded as deferred revenue, if any.

Other services
Other services
Revenue for other services such as photography, business to customer (“B2C”) fulfillment, customer service, development and web design are reimbursable costs and recognized on the gross basis, and are services rendered as part of the performance obligations to clients for which an online platform and online orders are managed. All reimbursable costs are the responsibility of the Company as the Company uses such services to fulfill its performance obligations.

Cost of services
Cost of services
Cost of services reflects costs directly related to providing services under the master service agreements with customers, which primarily includes service provider costs directly related to processing revenue transactions, marketing expenses and shipping and handling expenses which correspond to marketing and shipping revenues, as well as credit card merchant fees. Cost of services is exclusive of depreciation and amortization and general salaries and related expenses.

Cost of product revenue
Cost of product revenue
Cost of product revenue reflects costs directly related to selling inventory acquired from select clients, which primarily includes product cost, warehousing costs, fulfillment costs, credit card merchant fees and third-party royalty costs. Cost of product revenue is exclusive of depreciation and amortization and general salaries and related expenses.

Due to Clients
Due to Clients
Due to clients consists of amounts payable to clients pertaining to the client’s last month pro rata share of revenue earned and collected by the Company, less any returns and any expenses incurred by the Company on behalf of the clients. In most cases, the Company acts as the merchant and seller of record and thus directly collects the funds from sales on the online store. As such, at the end of each month, there is an amount owed to the Company’s clients net of the Company’s fees, and expenses incurred on the client’s behalf.

Fair Value Measurement
Fair Value Measurement
The Company applies the provisions of Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 820,
Fair Value Measurements and Disclosures
(“ASC 820”), which provides a single authoritative definition of fair value, sets out a framework for measuring fair value, and expands on required disclosures about fair value measurement.

The Company applies the provisions of ASC 820 to all financial assets and liabilities and non-financial
assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis.
The Company defines fair value is an exit price, representing the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability.
Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

•	Level 1 —Quoted prices in active markets for identical assets or liabilities.

•
Level 2
—Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3 —Inputs that are generally unobservable and typically reflect management’s estimate of assumptions that market participants would use in pricing the asset or liability.
In determining fair value, the Company utilized valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible as well as considers counter party credit risk and nonperformance risk in its assessment of fair value.
The carrying value of the Company’s short-term financial instruments, such as cash and cash equivalents, restricted cash, accounts receivable, notes payable, and accounts payable, approximate the fair value due to the immediate or short-term maturity of these instruments. The carrying value of the Company’s long-term debt approximates fair value as the interest rate on the Company’s secured credit facility and certain other debt has a variable component, which is reflective of the market.

Stock Option Plan
Stock Incentive Plans
In January 2013, Legacy Nogin adopted the Branded Online, Inc. 2013 Stock Incentive Plan (the “2013 Plan”). Under the 2013 Plan, Legacy Nogin’s board of directors was authorized to grant “incentive stock options,” within the meaning of Section 422 of the Code (“ISOs”), to employees of Legacy Nogin and its parent or subsidiary corporations, and non-qualified
stock options (“NSOs”), stock appreciation rights and restricted stock to employees, directors and consultants. Legacy Nogin had granted incentive stock options and nonqualified stock options under the 2013 Plan (“Legacy Nogin Options”). Upon the Closing of the Business Combination, all outstanding Legacy Nogin Options under the 2013 Plan were automatically converted into an option to purchase shares of Common Stock (the “Converted Options”). The Converted Options have an exercise price and cover a number of shares of Common Stock that results in the Converted Options having the same (subject to rounding) intrinsic value as the outstanding Legacy Nogin Options and generally have the same terms and conditions as the corresponding Legacy Nogin Options.
The Nogin, Inc. 2022 Incentive Award Plan (the “2022 Plan”) was approved by our stockholders and became effective on the Closing Date. The 2022 Plan provides for the grant of stock options, including ISOs and NSOs, stock appreciation rights, restricted stock, restricted stock units and other stock-based and cash-based awards. The 2022 Plan has a term of ten years.

The Company accounts for its employee stock-based compensation awards in accordance with Accounting Standards Codification (ASC) Topic 718, Compensation—Stock Compensation. For stock-based awards, the Company measures compensation cost at fair value on the date of grant and recognizes compensation expense on a straight-line basis over the requisite service period during which the awards are expected to vest. Awards with a graded vesting schedule are amortized over the requisite service period for the entire award. The Company estimates grant-date fair value of its stock options using the Black-Scholes option pricing model.
Preferred Stock
Preferred Stock
The Company’s preferred stock is comprised of Series A convertible redeemable preferred stock and Series B convertible redeemable preferred stock. The preferred stock is classified as mezzanine equity on the balance sheets because they are redeemable at the option of the Series A and Series B preferred stockholders. The preferred stock is recorded at fair value on the date of issuance and has been adjusted to the greater of their carrying value or redemption value as of December 31, 2021.

Recent Accounting Standards
Recent Accounting Pronouncements
In June 2016, the FASB issued ASU
2016-13,
“Financial Instruments—Credit Losses” (Topic 326). The FASB issued this update to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. The amendments in this update replace the existing guidance of incurred loss impairment methodology with an approach that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. In November 2018, the FASB issued ASU
2018-19,
“Codification Improvements to Topic 326, Financial Instruments—Credit Losses,” which clarifies the scope of guidance in the ASU
2016-13.
The updated guidance is effective for annual periods beginning after December 15, 2022 and interim periods with fiscal years beginning after December 15, 2023. The Company is currently evaluating the impact the adoption of this standard will have on the financial statements.
In August 2020, the FASB issued Accounting Standards Update (“ASU”)
2020-06
Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which improves Convertible Instruments and Contracts in an Entity’s Own Equity and is expected to improve financial reporting associated with accounting for convertible instruments and contracts in an entity’s own equity. The ASU simplifies accounting for convertible instruments by removing major separation models required under current U.S. GAAP. Consequently, more convertible debt instruments will be reported as a single liability instrument and more convertible preferred stock as a single equity instrument with no separate accounting for embedded conversion features. The ASU removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception, which will permit more equity contracts to qualify for it.
The ASU also simplifies the diluted earnings per share (EPS) calculation in certain areas. ASU
2020-06
is effective for the Company beginning January 1, 2024, with early adoption permitted as of January 1, 2021. The Company early adopted the provisions of ASU
2020-06
effective January 1, 2022. There was no impact to the Company’s financial statements as a result of adoption.
Other recently issued accounting standards are not expected to have a material effect on the Company’s financial statements.